Deferred Income and Others Long Term Liabilities	6 Months Ended
Apr. 30, 2024
Deferred Income and Others Long Term Liabilities [Abstract]
DEFERRED INCOME AND OTHERS LONG TERM LIABILITIES

NOTE 11 – DEFERRED INCOME AND OTHER LONG TERM LIABILITIES

Deferred income consists of the following government grants which have not yet been earned:

	April 30,	October 31,
	2024	2023
Subsidy for the maintenance and repair of office	$174,721	$172,883
Total	$174,721	$172,883